Taxes on Income (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income (Details) [Line Items]
Israeli corporate income tax rate		23.00%	23.00%	24.00%
Limitation of tax benefits, description		The Israeli companies began to utilize such tax benefits in 2010.
Tax-exempt income		$ 131,222
Reduced corporate tax rate income		30,181
Subject to a tax rate				7.50%
Undistributed earnings of foreign subsidiaries		9,874
Corporate tax rate		821
Re-measurement deferred tax balance				$ 355
Carryforward operating tax losses		63,660
Unrecognized tax benefit		1,880	$ 1,218
Unrecognized tax benefits		51	115	$ 54
Uncertain tax positions		$ 237	$ 171
Preferred Technological Enterprises [Member]
Taxes on Income (Details) [Line Items]
Subject to a tax rate				12.00%
Maximum [Member]
Taxes on Income (Details) [Line Items]
Subject to a tax rate	35.00%
Minimum [Member]
Taxes on Income (Details) [Line Items]
Subject to a tax rate	21.00%